Share Based Payments (Details) - Schedule of number of performance shares and performance rights - shares		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Schedule Of Number Of Performance Shares And Performance Rights Abstract
Balance at start of year Performance Rights	[1]	41,553,593	24,166,668
Granted by the Company Performance Rights	[1]		32,303,593
Converted or Expired Performance Rights	[1]	(41,553,593)	(14,916,668)
Balance at end of year Performance Rights	[1]		41,553,593
Balance at start of year Performance Shares	[2]		20,000,002
Granted by the Company Performance Shares	[2]
Converted or Expired Performance Shares	[2]		(20,000,002)
Balance at end of year Performance Shares	[2]

[1]	32,303,593 performance rights were issued as remuneration for the Company’s Chief Medical Officer (Dr Sud Agarwal), after approval by shareholders on 26 June 2020. 11,916,668 performance rights converted into ordinary shares upon achievement of designated performance hurdles and 3,000,000 performance rights expired.
[2]	Performance shares were issued to holders upon the Company’s relisting in November 2016. Performance hurdles attaching to these shares related to sales targets within the now discontinued devices business. These targets were not achieved and the performance shares lapsed on 30 June 2020.